INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Loss on disposals of intangible assets other than goodwill	$ 100	$ 0	$ 0
Intangible assets	124,274	115,049
Customer lists
Disclosure of detailed information about intangible assets [line items]
Intangible assets	97,273	89,375
Customer lists | Polyair
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 59,600	$ 64,300